Operating Segments - Summary of Reportable Segments (Detail) - USD ($) $ in Thousands		3 Months Ended								12 Months Ended
		Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of operating segments [Line Items]
Consolidated revenue		$ 104,946	$ 146,889	$ 117,957	$ 141,737	$ 120,177	$ 124,815	$ 103,609	$ 137,410	$ 511,529	$ 486,011	$ 675,256
Add: Customer inducement costs recorded as a reduction of revenue	[1]									361,158	358,358	77,741
Less: Service cost	[2]									149,267	170,945	175,877
Adjusted Margin										723,420	673,424	577,120
Other income		95	781	152	35	61	78	78	3	1,063	220	435
Personnel expenses		(34,456)	(31,659)	(32,564)	(31,157)	(28,216)	(29,645)	(28,745)	(26,961)	(129,836)	(113,567)	(114,157)
Marketing and sales promotion expenses		(27,029)	(44,994)	(40,054)	(54,526)	(41,700)	(49,696)	(44,755)	(55,929)	(166,603)	(192,080)	(451,818)
Customer inducement costs recorded as a reduction of revenue	[1]									(361,158)	(358,358)	(77,741)
Certain loyalty program costs related to "All other segments"	[2]									(5,053)	(2,467)
Other operating expenses		(65,793)	(40,273)	(38,072)	(41,263)	(35,719)	(33,631)	(30,961)	(32,984)	(185,401)	(133,295)	(120,566)
Depreciation, amortization and impairment		(8,471)	(8,492)	(8,547)	(8,172)	(6,903)	(6,586)	(6,610)	(6,718)	(33,682)	(26,817)	(32,712)
Impairment of goodwill		(272,160)								(272,160)
Finance income										3,362	6,459	5,189
Finance costs										(21,433)	(11,329)	(3,901)
Impairment in respect of an equity-accounted investee											(9,926)
Share of loss of equity-accounted investees										(65)	(887)	(1,998)
Loss before tax		$ (338,726)	$ (29,599)	$ (36,597)	$ (42,624)	$ (40,939)	$ (29,493)	$ (46,995)	$ (51,196)	(447,546)	(168,623)	(220,149)
Reportable Segments [Member] | Air Ticketing [Member]
Disclosure of operating segments [Line Items]
Consolidated revenue										174,361	166,714	167,391
Add: Customer inducement costs recorded as a reduction of revenue	[1]									75,779	68,632	34,673
Less: Service cost	[2]									420	1,193
Adjusted Margin										249,720	234,153	202,064
Reportable Segments [Member] | Hotels and Packages [Member]
Disclosure of operating segments [Line Items]
Consolidated revenue										235,814	237,524	439,963
Add: Customer inducement costs recorded as a reduction of revenue	[1]									265,706	274,915	43,068
Less: Service cost	[2]									141,404	160,824	169,347
Adjusted Margin										360,116	351,615	313,684
Reportable Segments [Member] | Bus Ticketing [Member]
Disclosure of operating segments [Line Items]
Consolidated revenue										65,009	53,745	50,932
Add: Customer inducement costs recorded as a reduction of revenue	[1]									17,688	13,950
Less: Service cost	[2]									7,060	8,870	6,530
Adjusted Margin										75,637	58,825	44,402
All Other Segments [Member]
Disclosure of operating segments [Line Items]
Consolidated revenue										36,345	28,028	16,970
Add: Customer inducement costs recorded as a reduction of revenue	[1]									1,985	861
Less: Service cost	[2]									383	58
Adjusted Margin										37,947	28,831	16,970
Certain loyalty program costs related to "All other segments"										$ (5,053)	$ (2,467)

[1]	For purposes of reporting to the CODM, the segment profitability measure i.e. Adjusted Margin is arrived by adding back certain customer inducement costs including customers incentives, customer acquisition cost and loyalty programs costs, which are recorded as a reduction of revenue and adding back service cost.
[2]	Certain loyalty program costs excluded from service cost amounting to USD 5,053 (March 31, 2019: 2,467 and March 31, 2018: Nil) for “All other segments”.